Financial statements preparation - Voluntary presentation changes, balance sheet (Details) - AUD ($) $ in Millions		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Assets
Cash and balances with central banks	[1]	$ 20,059		$ 26,788
Collateral paid	[1]	5,930		4,787
Trading securities and financial assets measured at FVIS		31,781	[1]	23,132	[1]	$ 25,983
Regulatory deposits with central banks overseas		330		357
Other financial assets	[1]	5,367		5,517
Other assets	[1]	807		621
All other assets				818,747
Total assets	[1]	906,626		879,592
Liabilities
Collateral received	[1]	3,287		2,184
Other financial liabilities	[1]	29,215		28,105
Other liabilities	[1]	2,238		1,338
All other liabilities				783,392
Total liabilities	[1]	841,119		815,019
Reported
Assets
Cash and balances with central banks				26,431
Receivables due from other financial institutions				5,790
Trading securities and financial assets measured at FVIS				22,134
Regulatory deposits with central banks overseas				1,355
Other assets				5,135
All other assets				818,747
Total assets				879,592
Liabilities
Payables due to other financial institutions				18,137
Other financial liabilities at FVIS				4,297
Other liabilities				9,193
All other liabilities				783,392
Total liabilities				815,019
Presentation changes
Assets
Cash and balances with central banks				357
Receivables due from other financial institutions				(5,790)
Collateral paid				4,787
Trading securities and financial assets measured at FVIS				998
Regulatory deposits with central banks overseas				(1,355)
Other financial assets				5,517
Other assets				(4,514)
Liabilities
Payables due to other financial institutions				(18,137)
Collateral received				2,184
Other financial liabilities at FVIS				(4,297)
Other financial liabilities				28,105
Other liabilities				(7,855)
Parent Entity
Assets
Cash and balances with central banks	[1]	17,692		24,976
Collateral paid	[1]	5,773		4,722
Trading securities and financial assets measured at FVIS	[1]	29,565		21,415
Regulatory deposits with central banks overseas		224		250
Other financial assets	[1]	4,615		4,666
Other assets	[1]	420		311
All other assets				867,140
Total assets	[1]	949,739		923,230
Liabilities
Collateral received	[1]	2,849		1,748
Other financial liabilities	[1]	28,516		27,266
Other liabilities	[1]	1,064		257
All other liabilities				838,603
Total liabilities	[1]	$ 892,901		867,874
Parent Entity | Reported
Assets
Cash and balances with central banks				24,726
Receivables due from other financial institutions				5,711
Trading securities and financial assets measured at FVIS				20,417
Regulatory deposits with central banks overseas				1,248
Other assets				3,988
All other assets				867,140
Total assets				923,230
Liabilities
Payables due to other financial institutions				17,682
Other financial liabilities at FVIS				4,297
Other liabilities				7,292
All other liabilities				838,603
Total liabilities				867,874
Parent Entity | Presentation changes
Assets
Cash and balances with central banks				250
Receivables due from other financial institutions				(5,711)
Collateral paid				4,722
Trading securities and financial assets measured at FVIS				998
Regulatory deposits with central banks overseas				(1,248)
Other financial assets				4,666
Other assets				(3,677)
Liabilities
Payables due to other financial institutions				(17,682)
Collateral received				1,748
Other financial liabilities at FVIS				(4,297)
Other financial liabilities				27,266
Other liabilities				$ (7,035)

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.